Accrued Expenses Other Current Liabilities and Long Term Accrued Expenses (Details) - Schedule of Accrued Expenses and Other Current Liabilities and Long Term Accrued Expenses - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued payroll	$ 198	$ 90
Accrued housing allowance	155	210
Accrued other social benefits	979	1,193
Defined benefit obligation	23
Deposits received from customers	10
Accrued audit fee	220	205
Others	244	310
Accrued expenses and other current liabilities	1,829	2,008
Less: Long term accrued expenses	40	17
Current portion	$ 1,789	$ 1,991